Federated Hermes Clover Small Value Fund
Portfolio of Investments
June 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Communication Services—2.0%
49,296	[1]	Criteo SA, ADR	$ 1,859,445
47,442	[1]	Yelp, Inc.	1,752,982
		TOTAL	3,612,427
		Consumer Discretionary—9.4%
21,248		Academy Sports and Outdoors, Inc.	1,131,456
73,596	[1]	Adient PLC	1,818,557
9,972	[1]	Asbury Automotive Group, Inc.	2,272,320
21,435		Boyd Gaming Corp.	1,181,068
8,787		Meritage Corp.	1,422,176
19,010	[1]	Ollie’s Bargain Outlet Holdings, Inc.	1,866,212
16,293		Signet Jewelers Ltd.	1,459,527
103,203		The Wendy’s Co.	1,750,323
56,047		Travel + Leisure Co.	2,520,994
30,428	[1]	Tri Pointe Homes, Inc.	1,133,443
		TOTAL	16,556,076
		Consumer Staples—3.4%
55,365	[1]	Pilgrim’s Pride Corp.	2,130,999
27,237		PriceSmart, Inc.	2,211,645
162,081		Vector Group Ltd.	1,713,196
		TOTAL	6,055,840
		Energy—8.2%
5,382		Chord Energy Corp.	902,454
26,391		Civitas Resources, Inc.	1,820,979
87,197	[1]	CNX Resources Corp.	2,118,887
53,334		Murphy Oil Corp.	2,199,494
98,827		Northern Oil and Gas, Inc.	3,673,400
34,514		PBF Energy, Inc.	1,588,334
84,929		TechnipFMC PLC	2,220,893
		TOTAL	14,524,441
		Financials—29.0%
211,568		AGNC Investment Corp.	2,018,359
29,239		Axis Capital Holdings Ltd.	2,065,735
112,284		Cadence Bank	3,175,392
64,903		CNO Financial Group, Inc.	1,799,111
46,756		Columbia Banking Systems, Inc.	929,977
252,934		First Commonwealth Financial Corp.	3,493,019
299,111		FNB Corp. (PA)	4,091,838
11,179		Hanover Insurance Group, Inc.	1,402,294
44,622	[1]	I3 Verticals, Inc.	985,254
206,415	[1]	LendingClub Corp.	1,746,271
119,279		OceanFirst Financial Corp.	1,895,343
264,394		Old National Bancorp	4,544,933
44,535		Pennymac Financial Services, Inc.	4,213,011
50,752		Prosperity Bancshares, Inc.	3,102,977
247,672	[1]	Repay Holdings Corp.	2,615,416
41,169		South State Corp.	3,146,135
35,850		Stifel Financial Corp.	3,016,777

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
32,107		UMB Financial Corp.	$ 2,678,366
43,502		Wintrust Financial Corp.	4,287,557
		TOTAL	51,207,765
		Health Care—7.2%
192,787	[1]	ADMA Biologics, Inc.	2,155,359
66,764	[1]	Avanos Medical, Inc.	1,329,939
18,191	[1]	Beam Therapeutics, Inc.	426,215
20,834	[1]	Biohaven Ltd.	723,148
13,721	[1]	Crinetics Pharmaceuticals, Inc.	614,563
14,600	[1]	Cytokinetics, Inc.	791,028
47,641	[1]	Halozyme Therapeutics, Inc.	2,494,483
21,546	[1]	Harmony Biosciences Holdings, Inc.	650,043
18,810	[1]	Intellia Therapeutics, Inc.	420,968
45,459	[1]	Pacira BioSciences, Inc.	1,300,582
141,346	[1]	R1 RCM, Inc.	1,775,306
		TOTAL	12,681,634
		Industrials—11.1%
9,541		ArcBest Corp.	1,021,650
24,075	[1]	Blue Bird Corp.	1,296,439
9,315		Boise Cascade Co.	1,110,534
9,937	[1]	Casella Waste Systems, Inc.	985,949
33,925		Enerpac Tool Group Corp.	1,295,257
20,337		EnPro, Inc.	2,960,457
17,885		Federal Signal Corp.	1,496,438
23,215	[1]	Gibraltar Industries, Inc.	1,591,388
38,750		H&E Equipment Services, Inc.	1,711,588
21,601	[1]	Hub Group, Inc.	929,923
93,044	[1]	JELD-WEN Holding, Inc.	1,253,303
12,748		MOOG, Inc., Class A	2,132,740
141,517		Vestis Corp.	1,730,753
		TOTAL	19,516,419
		Information Technology—6.6%
27,454		Avnet, Inc.	1,413,606
8,806	[1,2]	Camtek Ltd.	1,102,863
56,078	[1]	Cleanspark, Inc.	894,444
13,261	[1]	Diodes, Inc.	953,864
14,538	[1]	IPG Photonics Corp.	1,226,862
111,182	[1]	Netgear, Inc.	1,701,085
53,490	[1]	TTM Technologies, Inc.	1,039,311
80,690	[1]	Verint Systems, Inc.	2,598,218
143,453	[1]	Yext, Inc.	767,473
		TOTAL	11,697,726
		Materials—6.0%
30,324		Alcoa Corp.	1,206,289
35,182		Ashland, Inc.	3,324,347
65,143		Commercial Metals Corp.	3,582,213
259,575	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
43,515	[1,2]	MP Materials Corp.	553,946
50,408	[1]	Summit Materials, Inc.	1,845,437
		TOTAL	10,512,232
		Real Estate—10.1%
73,848		COPT Defense Properties	1,848,415

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
71,176	EPR PPTYS	$ 2,987,969
77,531	Independence Realty Trust	1,452,931
195,723	Kite Realty Group Trust	4,380,281
107,719	Macerich Co. (The)	1,663,181
101,868	Park Hotels & Resorts, Inc.	1,525,983
108,598	STAG Industrial, Inc.	3,916,044
	TOTAL	17,774,804
	Utilities—5.0%
33,727	Allete, Inc.	2,102,878
39,470	Idacorp, Inc.	3,676,631
59,978	Northwestern Energy Group, Inc.	3,003,698
	TOTAL	8,783,207
	TOTAL COMMON STOCKS (IDENTIFIED COST $153,421,952)	172,922,571
	INVESTMENT COMPANY—3.6%
6,256,591	Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[4] (IDENTIFIED COST $6,256,591)	6,256,591
	TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $159,678,543)	179,179,162
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[5]	(2,776,749)
	TOTAL NET ASSETS—100%	$176,402,413
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 9/30/2023	$7,646,298	$1,285,490	$8,931,788
Purchases at Cost	$33,548,952	$25,654,858	$59,203,810
Proceeds from Sales	$(41,196,163)	$(20,683,757)	$(61,879,920)
Change in Unrealized Appreciation/Depreciation	$(321)	$—	$(321)
Net Realized Gain/(Loss)	$1,234	$—	$1,234
Value as of 6/30/2024	$—	$6,256,591	$6,256,591
Shares Held as of 6/30/2024	—	6,256,591	6,256,591
Dividend Income	$117,269	$34,913	$152,182

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of June 30, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$134,296	$136,163

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$161,672,403	$—	$0	$161,672,403
International	11,250,168	—	—	11,250,168
Investment Company	6,256,591	—	—	6,256,591
TOTAL SECURITIES	$179,179,162	$—	$0	$179,179,162

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt